Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Summary of the components of financing receivables
A summary of the components of the company’s financing receivables is presented as follows:

($ in millions)
	Client Financing Receivables
	Client Loan and Installment Payment Receivables (Loans)	Investment in Sales-Type and Direct Financing Leases	Commercial Financing Receivables
At December 31, 2023:			Held for Investment	Held for Sale (1)	Total
Financing receivables, gross	$7,060	$4,261	$1,160	$692	$13,173
Unearned income	(486)	(429)	—	—	(915)
Unguaranteed residual value	—	458	—	—	458
Amortized cost	$6,574	$4,290	$1,160	$692	$12,716
Allowance for credit losses	(87)	(63)	(6)	—	(156)
Total financing receivables, net	$6,486	$4,227	$1,155	$692	$12,560
Current portion	$3,427	$1,520	$1,155	$692	$6,793
Noncurrent portion	$3,059	$2,707	$—	$—	$5,766

($ in millions)
	Client Financing Receivables
	Client Loan and Installment Payment Receivables (Loans)	Investment in Sales-Type and Direct Financing Leases	Commercial Financing Receivables
At December 31, 2022:			Held for Investment	Held for Sale (1)	Total
Financing receivables, gross	$8,875	$4,023	$299	$939	$14,136
Unearned income	(439)	(351)	—	—	(790)
Unguaranteed residual value	—	422	—	—	422
Amortized cost	$8,437	$4,094	$299	$939	$13,769
Allowance for credit losses	(108)	(60)	(5)	—	(173)
Total financing receivables, net	$8,329	$4,034	$293	$939	$13,596
Current portion	$5,073	$1,485	$293	$939	$7,790
Noncurrent portion	$3,256	$2,549	$—	$—	$5,806
(1)    The carrying value of the receivables classified as held for sale approximates fair value.

Schedule of transfer of client and commercial financing assets
The following table presents the total amount of commercial financing receivables transferred.

($ in millions)
For the year ended December 31:	2023	2022
Commercial financing receivables
Receivables transferred during the period	$9,248	$9,029
Receivables uncollected at end of period (1)	$1,600	$1,561
(1)    Of the total amount of commercial financing receivables sold and derecognized from the Consolidated Balance Sheet, the amounts presented remained uncollected from business partners as of December 31, 2023 and 2022.

Schedule of financing receivables and allowance for credit losses by class
The following tables present the amortized cost basis for client financing receivables at December 31, 2023 and 2022, further segmented by three classes: Americas, Europe/Middle East/Africa (EMEA) and Asia Pacific. The commercial financing receivables portfolio segment is excluded from the tables in the sections below as the receivables are short term in nature and the current estimated risk of loss and resulting impact to the company’s financial results are not material.

($ in millions)
At December 31, 2023:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$6,488	$3,007	$1,368	$10,863
Allowance for credit losses
Beginning balance at January 1, 2023	$88	$60	$20	$168
Write-offs	(9)	(1)	(8)	(18)
Recoveries	0	2	3	5
Additions/(releases)	5	(14)	(4)	(12)
Other (1)	7	1	(1)	8
Ending balance at December 31, 2023	$92	$48	$11	$150

($ in millions)
At December 31, 2022:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$7,281	$3,546	$1,704	$12,531
Allowance for credit losses
Beginning balance at January 1, 2022	$111	$61	$23	$195
Write-offs	(20)	(3)	(2)	(25)
Recoveries	1	0	4	5
Additions/(releases)	(5)	6	(4)	(3)
Other (1)	2	(5)	(2)	(4)
Ending balance at December 31, 2022	$88	$60	$20	$168
(1)    Primarily represents translation adjustments.

Schedule of past due financing receivables

($ in millions)
At December 31, 2023:	Total Amortized Cost	Amortized Cost > 90 Days (1)	Amortized Cost > 90 Days and Accruing (1)	Billed Invoices > 90 Days and Accruing	Amortized Cost Not Accruing (2)
Americas	$6,488	$111	$40	$6	$71
EMEA	3,007	31	1	1	31
Asia Pacific	1,368	9	1	0	8
Total client financing receivables	$10,863	$151	$43	$7	$110

($ in millions)
At December 31, 2022:	Total Amortized Cost	Amortized Cost > 90 Days (1)	Amortized Cost > 90 Days and Accruing (1)	Billed Invoices > 90 Days and Accruing	Amortized Cost Not Accruing (2)
Americas	$7,281	$272	$198	$22	$74
EMEA	3,546	52	8	1	46
Asia Pacific	1,704	20	3	1	17
Total client financing receivables	$12,531	$344	$208	$23	$137
(1)    At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
(2)    Of the amortized cost not accruing, there was a related allowance of $106 million and $122 million at December 31, 2023 and 2022, respectively. Financing income recognized on these receivables was immaterial for the years ended December 31, 2023 and 2022.

Schedule of amortized cost by credit quality indicator
The following tables present the amortized cost basis for client financing receivables by credit quality indicator at December 31, 2023 and 2022, respectively. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. The credit quality indicators reflect mitigating credit enhancement actions taken by customers which reduce the risk to IBM. Gross write-offs by vintage year at December 31, 2023 were not material.

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2023:	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C
Vintage year
2023	$2,292	$1,028	$750	$520	$501	$70
2022	1,645	268	687	374	386	42
2021	655	85	284	83	110	40
2020	205	79	106	60	97	22
2019	104	23	58	38	40	8
2018 and prior	55	50	16	30	39	12
Total	$4,955	$1,533	$1,901	$1,106	$1,174	$195

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2022:	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C
Vintage year
2022	$3,316	$1,097	$1,447	$704	$799	$96
2021	1,197	323	451	159	203	65
2020	559	217	258	158	210	49
2019	251	91	161	99	127	22
2018	128	26	42	16	84	21
2017 and prior	32	45	14	38	12	17
Total	$5,482	$1,800	$2,373	$1,173	$1,434	$269